Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Allocation of Plan Assets

The fair values of NIDEC’s pension plan assets at March 31, 2012 and 2013, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥307	¥307	¥—	¥—
Foreign companies	228	228	—	—
Debt securities:
Pooled funds *1	598	—	598	—
Other assets:
Cash and cash equivalents	837	837	—	—
Life insurance company general accounts	2,833	—	2,833	—
Pooled funds *2	2,855	—	2,855	—

Total	¥7,658	¥1,372	¥6,286	¥—

*1	These funds invest in approximately 81% Japanese bonds, 19% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 32% Japanese companies and 21% foreign companies, and debt security consisting of approximately 28% Japanese bonds and 12% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2013	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥302	¥302	¥—	¥—
Foreign companies	302	302	—	—
Debt securities:
Pooled funds *1	593	—	593	—
Other assets:
Cash and cash equivalents	1,103	1,103	—	—
Life insurance company general accounts	3,040	—	3,040	—
Pooled funds *2	7,431	—	7,431	—
Others	2,070	—	—	2,070

Total	¥14,841	¥1,707	¥11,064	¥2,070

*1	These funds invest in approximately 86% Japanese bonds, 14% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 12% Japanese companies and 60% foreign companies, and debt security consisting of approximately 9% Japanese bonds and 16% foreign bonds.

Changes in Fair Value of Plan Assets Categorized as Level Three

The table below sets forth a summary of changes in the fair value of plan assets categorized as Level 3 for the years ended March 31, 2013.

Others	Yen in millions
March 31
2013
Balance at beginning of year	¥—
Acquisition*	1,159
Purchases	582
Sales and settlements	—
Actual return on plan assets and other	329

Balance at end of year	¥2,070

*	As a result of the Acquisition of Minster, we acquired the plan assets categorized as Level 3.

Schedule of Expected Benefit Payments

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions
	Japanese plans	Foreign plans
2014	¥801	¥908
2015	740	948
2016	786	983
2017	744	1,094
2018	706	1,066
Years 2019-2023	¥4,252	¥6,820

Japanese plans
Schedule of Net Funded Status

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions
	March 31
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥15,455	¥14,255
Service cost	983	910
Interest cost	213	197
Actuarial loss	337	163
Acquisition and other	691	26
Plan amendment	(625)	—
Curtailments	(221)	—
Settlements	(1,304)	—
Benefits paid	(1,274)	(1,472)

	14,255	14,079

Change in plan assets:
Fair value of plan assets at beginning of year	7,699	7,096
Actual return on plan assets	330	823
Employer contribution	677	622
Settlements	(1,043)	—
Benefits paid	(567)	(714)

Fair value of plan assets at end of year	7,096	7,827

Funded status	¥(7,159)	¥(6,252)

Schedule of Amounts Recognized in Balance Sheet

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2012	2013
Accrued pension and severance costs	¥7,159	¥6,272
Other non-current assets	—	(20)

Net amounts recognized	¥7,159	¥6,252

Schedule of Net Periodic Benefit Cost Not yet Recognized

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2012	2013
Actuarial loss	¥(2,243)	¥(1,741)
Prior service credit	1,559	1,407

Pension liability adjustments, pre-tax	¥(684)	¥(334)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2012	2013
Projected benefit obligations	¥14,255	¥13,924
Accumulated benefit obligations	14,002	13,718
Fair value of plan assets	¥7,096	¥7,653

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Components of net periodic (benefit) cost:
Service cost	¥949	¥983	¥910
Interest cost	253	213	197
Expected return on plan assets	(165)	(134)	(139)
Amortization of net actuarial loss	106	120	123
Amortization of prior service credit	(135)	(171)	(146)
(Gains) losses from curtailments and settlements	(249)	296	—

Net periodic pension cost	¥759	¥1,307	¥945

Japanese plans | Benefit Obligations
Schedule of Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31
	2012	2013
Discount rate	1.6%	1.3%
Rate of compensation increase	2.3%	2.2%

Japanese plans | Net Periodic Benefit Costs
Schedule of Assumptions Used

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the year ended March 31
	2011	2012	2013
Discount rate	1.8%	1.6%	1.6%
Expected return on plan assets	2.3%	2.3%	2.3%
Rate of compensation increase	2.3%	2.2%	2.3%

Foreign plans
Schedule of Net Funded Status

	Yen in millions
	March 31
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥5,661	¥6,119
Service cost	441	549
Interest cost	230	625
Actuarial (gain) loss	287	992
Acquisition and other	—	10,171
Foreign currency exchange rate changes	(254)	2,297
Benefits paid	(246)	(787)

	6,119	19,966

Change in plan assets:
Fair value of plan assets at beginning of year	593	563
Actual return on plan assets	37	505
Employer contribution	50	588
Acquisition and other	—	4,994
Foreign currency exchange rate changes	(12)	886
Benefits paid	(105)	(522)

Fair value of plan assets at end of year	563	7,014

Funded status	¥(5,556)	¥(12,952)

Schedule of Amounts Recognized in Balance Sheet	Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2012	2013
Accrued pension and severance costs	¥5,556	¥12,952

Net amounts recognized	¥5,556	¥12,952

Schedule of Net Periodic Benefit Cost Not yet Recognized

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2012	2013
Actuarial loss	¥(195)	¥(952)

Pension liability adjustments, pre-tax	¥(195)	¥(952)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2012	2013
Projected benefit obligations	¥6,119	¥19,966
Accumulated benefit obligations	5,882	19,708
Fair value of plan assets	¥563	¥7,014

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Components of net periodic (benefit) cost:
Service cost	¥321	¥441	¥549
Interest cost	206	230	625
Expected return on plan assets	(90)	(48)	(445)
Amortization of net actuarial loss (gain)	5	(2)	6

Net periodic pension cost	¥442	¥621	¥735

Foreign plans | Benefit Obligations
Schedule of Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31
	2012	2013
Discount rate	4.9%	4.4%
Rate of compensation increase	3.0%	3.0%

Foreign plans | Net Periodic Benefit Costs
Schedule of Assumptions Used

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the year ended March 31
	2011	2012	2013
Discount rate	4.8%	5.7%	4.7%
Expected return on plan assets	2.0%	4.4%	7.5%
Rate of compensation increase	2.5%	2.9%	3.0%